Segment Information - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Non-current assets	$ 237,933	$ 109,467
UK
Disclosure of operating segments [line items]
Percentage of revenue	38.30%	64.80%
Non-current assets	$ 92,600	$ 70,900
Trade receivables	$ 7,000	$ 2,200
Percentage of receivables	84.50%	47.60%
US
Disclosure of operating segments [line items]
Percentage of revenue	61.10%	34.50%
Non-current assets	$ 147,800	$ 37,800
Trade receivables	$ 900	$ 2,300
Percentage of receivables	11.00%	50.10%